Segment information - Contributions by Reportable Segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Employee benefits expense	£ 7,761	£ 8,137	£ 8,166
Goodwill impairment	237	63	38
Reportable Segments | Operating Segments
Disclosure of operating segments [line items]
Employee benefits expense	7,761	8,137	8,166
Depreciation and amortisation	401	447	451
Goodwill impairment	237	63	38
Reportable Segments | Global Integrated Agencies | Operating Segments
Disclosure of operating segments [line items]
Employee benefits expense	6,330	6,491	6,530
Depreciation and amortisation	327	361	370
Goodwill impairment	158	40	0
Reportable Segments | Public Relations | Operating Segments
Disclosure of operating segments [line items]
Employee benefits expense	761	821	815
Depreciation and amortisation	35	40	37
Goodwill impairment	12	0	4
Reportable Segments | Specialist Agencies | Operating Segments
Disclosure of operating segments [line items]
Employee benefits expense	670	825	821
Depreciation and amortisation	39	46	44
Goodwill impairment	£ 67	£ 23	£ 34